Issued capital (Details) - EUR (€)								12 Months Ended
	Dec. 23, 2025	Jun. 03, 2025	Dec. 20, 2024	Jul. 01, 2024	Feb. 05, 2024	Jun. 30, 2023	Mar. 21, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Capital stock								€ 7,345,000,000	€ 7,576,000,000	€ 8,092,000,000	€ 8,397,000,000
Share capital (in shares)								14,689,319,502	15,152,492,322	16,184,146,059	16,794,401,584
Nominal value per share (in euro per share)								€ 0.50	€ 0.50	€ 0.50	€ 0.50
Reduction of issued capital								€ 8,000,000	€ 93,000,000	€ 0
Purchase of treasury shares (in shares)								584,363,745	930,610,636
Crest depositary interest, share equivalent (in shares)								1
American depositary receipt, share equivalent (in shares)								1
Percentage of equity interests held by significant shareholders, minimum threshold								3.00%
Percentage of equity interests held by a single shareholder residing in tax haven, minimum threshold								1.00%
Number of shares owned by third parties managed by Group management companies (in shares)								33,000,000	40,000,000	36,000,000
Shares owned by third parties managed by Group management companies, percentage of share capital								0.22%	0.26%	0.22%
Shares owned by third parties and received as security (in shares)								28,000,000
Shares owned by third parties received as security, percentage of share capital								0.19%
2023 Program
Disclosure of classes of share capital [line items]
Purchase of treasury shares (in shares)										286,842,316
State Street Bank
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								13.90%
Chase Nominees Limited
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								7.50%
Bank of New York Mellon Corporation
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								7.18%
Citibank
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								6.40%
BNP Paribas
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								3.74%
Caceis Bank
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								3.57%
The Northern Trust
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders								3.06%
(-) Own shares
Disclosure of classes of share capital [line items]
Share capital (in shares)								11,077,291	15,529,459	297,815,673
Reduction of issued capital	€ 98,002,935	€ 133,583,475	€ 170,890,625	€ 165,652,500	€ 179,283,743.5	€ 134,924,476.5	€ 170,203,286	€ (3,287,000,000)	€ (4,294,000,000)	€ (1,900,000,000)
Redemption of treasury shares, shares	196,005,870	267,166,950	341,781,250	331,305,000	358,567,487	269,848,953	340,406,572